Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Entity Central Index Key	0002051512
Document Type	N-CSRS
Entity Registrant Name	OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC.
Document Period End Date	Jun. 30, 2025
Entity Inv Company Type	N-2
Amendment Flag	false